Long-Term Investments and Other Assets - Schedule of Long-Term and Other Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Investments in publicly-traded entities	$ 4.3	$ 8.4
Loan to affiliate	45.0	45.0
Deferred lease receivable	17.4	24.4
Debt issuance costs associated with credit facilities	6.2	7.9
Refundable deposits	8.9	16.2
Prepayment on long-term service agreements	80.6	82.5
Cash calls from joint venture partners	9.5	0.0
Contract asset (note 24)	30.0	11.5
Rabbi trust (notes 28 and 31)	32.0	61.7
Other long-term receivables (note 29)	33.1	0.0
Other	29.5	25.5
Long-term investments and other assets	$ 296.5	$ 283.1